Aimco Equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Net proceeds from stock issued during period	$ 9,818	$ 19,990	$ 94,755
Proceeds to Aimco from stock options exercised	48,907
Per share par value of preferred stock issued	$ 0.01
Class T Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	8.00%
Class U Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	7.75%
Number of shares of preferred stock issued			4,000,000
Net proceeds per share of stock issued			$ 24.09
Class V Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	8.00%	8.00%
Class Y Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	7.875%
Class Z Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	7.00%
Preferred stock, liquidation preference per share	$ 25.00
Number of shares of preferred stock issued	405,090	869,153
Net proceeds per share of stock issued	$ 24.24	$ 23.00
Shares of preferred stock authorized	4,800,000	4,800,000
Shares of preferred stock issued	1,274,243	869,153
Shares of preferred stock outstanding	1,274,243	869,153
Shares available for issuance under at-the-market offering programs	3,500,000
Series A Community Reinvestment Act Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock dividend description	variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period
Dividend rate of preferred stock issued	1.61%	1.62%
Preferred stock, liquidation preference per share	$ 500,000.00
Shares of preferred stock authorized	240	240
Shares of preferred stock issued	74	114
Shares of preferred stock outstanding	74	114
Dividend rate	1.25%
Class A Common Stock [Member]
Class of Stock [Line Items]
Number of public stock offerings completed during period	2
Number of shares of preferred stock issued	22,144,200	2,914,000	600,000
Net proceeds from stock issued during period	594,400	71,900	14,000
Net proceeds per share of stock issued	$ 26.84
Number of public stock offerings completed during period to which exercise of stock options related	1
Shares available for issuance under at-the-market offering programs	3,500,000
Options Exercised With Public Offering [Member]
Class of Stock [Line Items]
Near-term expiring stock options exercised	2,041,934
Weighted average exercise price of stock options exercised by holders of near-term expiring stock options	$ 23.01
Proceeds to Aimco from stock options exercised	$ 47,000